Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Goodwill assumptions made	5 years
Goodwill, Impaired, Accumulated Impairment Loss	$ 0	$ 0
Reallocation of goodwill from resegmentation	$ 271,456
Discount rate of goodwill impaired	8.00%
Weighted average discount rate reporting unit, percentage of goodwill impaired	14.00%